11) Income from insurance and pension plans (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income From Insurance And Pension Plans Details 1Abstract
Written premiums	R$ 65,335,387	R$ 67,835,874	R$ 62,736,288
Supplemental pension plan contributions	3,390,768	3,954,904	4,441,813
Ceded coinsurance premiums	(66,647)	(62,903)	(47,232)
Refunded premiums	(179,660)	(467,546)	(769,311)
Reinsurance premiums paid	(69,347)	(68,919)	(91,463)
Written premiums net of reinsurance and coinsurance	68,410,501	71,191,410	66,270,095
Changes in the provision for insurance	(27,442,202)	(29,047,959)	(25,837,488)
Changes in the provision for private pension plans	(2,540,927)	(2,988,568)	(3,571,734)
Changes in the insurance technical provisions and pension plans	(29,983,129)	(32,036,527)	(29,409,222)
Reported indemnities	(27,333,375)	(28,009,648)	(26,463,800)
Claims expenses	(32,153)	(117,705)	(67,298)
Recovery of ceded coinsurance	150,456	160,443	117,703
Recovery of reinsurance	17,595	50,237	18,786
Salvage recoveries	530,509	589,906	491,559
Changes in the IBNR provision	(979,399)	(324,069)	(121,320)
Retained claims	(27,646,367)	(27,650,836)	(26,024,370)
Commissions on premiums	(2,779,012)	(2,728,176)	(2,655,101)
Recovery of commissions	5,073	5,855	12,411
Fees	(319,105)	(422,952)	(353,139)
Brokerage expenses - private pension plans	(133,786)	(101,626)	(125,770)
Changes in deferred commissions	24,532	(2,209)	(58,032)
Selling expenses for insurance and pension plans	(3,202,298)	(3,249,108)	(3,179,631)
Gross profit from insurance and pension plans	R$ 7,578,707	R$ 8,254,939	R$ 7,656,872